Income Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amount Before Income Tax
Financial assets at fair value through other comprehensive income	$ (10)	$ (598)	$ (458)
Cash flow hedges	(12,976)	5,906	(2,727)
Foreign currency translation	(2,249,915)	(765,005)	(1,575,134)
Actuarial gains (losses) on defined-benefit pension plans	(476,805)	(576,143)	(177,527)
Income tax related to components of other income and expenses with a charge or credit in equity	(2,739,706)	(1,335,840)	(1,755,846)
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Cash flow hedges	5,038	(2,165)	1,354
Actuarial gains (losses) from defined benefit pension plans	161,766	195,098	59,684
Income tax related to components of other income and expenses with a charge or credit in equity	166,804	192,933	61,038
Amount After Income Tax
Financial assets at fair value through other comprehensive income	(10)	(598)	(458)
Cash flow hedges	(7,938)	(3,741)	1,373
Foreign currency translation	(2,249,915)	765,005	(1,575,134)
Actuarial gains (losses) from defined benefit pension plans	(315,039)	381,045	117,843
Income tax related to components of other income and expenses with a charge or credit in equity	$ (2,572,902)	$ (1,142,907)	$ (1,694,808)